Credit Facility - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Sep. 29, 2014
Line of Credit Facility [Line Items]
Line of credit amount				$ 100
Line of credit, fixed interest rate per annum	6.00%	6.00%
Line of credit, interest rate description	The line of credit bears a fixed interest rate of 6.0% per annum simple interest.	The line of credit bears a fixed interest rate of 6.0% per annum simple interest.
Line of credit, repayment term	2 years	2 years
Line of credit facility, initiation date	Sep. 29, 2014	Sep. 29, 2014
Amount of line of credit			$ 100
Repayment of line of credit	$ 102